Quarterly Results of Operations (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Contingent Consideration [Line Items]
Foreign exchange gain (loss)	$ (14,757)	$ 4,348	$ 5,442	$ (13,323)	$ 8,750	$ (23,258)	$ 18,137
Stock-based compensation	3,070	18,408	2,972	1,533	31,040	18,416	24,350
Goodwill and other asset impairment	161	6,655	0	63,879	8,599	87,204	$ 5,471
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		(2,830)		49,447
Contingent Payment
Business Acquisition, Contingent Consideration [Line Items]
(Income) loss attributable to fair value adjustments	$ (4,600)	$ 9,030	$ (7,643)	$ (8,979)	$ 5,402	$ (3,679)